DEFERRED TAX ASSETS AND LIABILITIES (Details Narrative) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Uncertain tax positions	$ 0	$ 0	$ 0	$ 0
Tax related interest or penalties	$ 0	$ 0	$ 0	$ 0